Borrowings - Summary of Non-convertible Debentures Issued by the Group (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 79,368	$ 1,046	₨ 165,923
5.35% due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	7,030
5.35% due September 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	21,110
0.00% due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	554
0.00% due September 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 510